UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22736

Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL REPORT

October 31, 2016

COLUMBIA ETF TRUST I

Columbia Sustainable Global Equity Income ETF

Columbia Sustainable International Equity Income ETF

Columbia Sustainable U.S. Equity Income ETF

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia ETF Trust I

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about an ETF, visit columbiathreadneedleetf.com. The prospectus should be read carefully before investing.

The Columbia ETF Trust I is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Annual Report 2016

COLUMBIA ETF TRUST I

TABLE OF CONTENTS

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund Custodian

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

Fund Transfer Agent

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

For more information about any of the Columbia ETFs, please visit columbiathreadneedleetf.com or call 888.800.4347.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia Sustainable Global Equity Income ETF

Portfolio Overview	3

Columbia Sustainable International Equity Income ETF

Portfolio Overview	5

Columbia Sustainable U.S. Equity Income ETF

Portfolio Overview	7
Understanding Your Fund's Expenses	8
Frequency Distribution of Premiums and Discounts	9
Portfolio of Investments	10
Statement of Assets and Liabilities	23
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	26
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	36
Federal Income Tax Information	37
Trustees and Officers	38
Approval of Investment Management Services Agreement	44
Important Information About This Report	46

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW

Columbia Sustainable Global Equity Income ETF

Top Ten Holdings (%) (at October 31, 2016)
Valero Energy Corp. (United States)	1.0
Seagate Technology PLC (United States)	0.9
Best Buy Co., Inc. (United States)	0.9
KeyCorp (United States)	0.9
Boeing Co. (The) (United States)	0.9
ManpowerGroup, Inc. (United States)	0.9
HP, Inc. (United States)	0.9
Morgan Stanley (United States)	0.9
Tesoro Corp. (United States)	0.9
Marathon Petroleum Corp. (United States)	0.9

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at October 31, 2016)
Australia	2.4
Belgium	0.4
Bermuda	0.5
Canada	2.9
Denmark	0.2
Finland	0.6
France	4.9
Germany	0.7
Hong Kong	1.7
Israel	0.3
Italy	0.8
Japan	14.8
Netherlands	2.4
Norway	0.6
Singapore	0.5
Spain	2.1
Sweden	0.4
Switzerland	1.0
United Kingdom	3.8
United States	59.0
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW (continued)

Columbia Sustainable Global Equity Income ETF

Equity Sector Breakdown (%) (at October 31, 2016)
Industrials	20.2
Financials	15.1
Consumer Discretionary	12.7
Energy	11.0
Information Technology	9.6
Consumer Staples	9.2
Materials	7.4
Utilities	6.8
Health Care	4.1
Telecommunication Services	2.1
Real Estate	1.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW

Columbia Sustainable International Equity Income ETF

Top Ten Holdings (%) (at October 31, 2016)
Mitsubishi Chemical Holdings Corp. (Japan)	1.6
Societe Generale SA (France)	1.6
Sumitomo Chemical Co. Ltd. (Japan)	1.6
ITOCHU Corp. (Japan)	1.6
Showa Shell Sekiyu KK (Japan)	1.6
BHP Billiton Ltd. (Australia)	1.5
TonenGeneral Sekiyu KK (Japan)	1.5
Randstad Holding NV (Netherlands)	1.5
Resona Holdings, Inc. (Japan)	1.5
Fuji Electric Co. Ltd. (Japan)	1.5

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at October 31, 2016)
Australia	6.0
Belgium	1.0
Canada	7.0
Denmark	0.6
Finland	1.4
France	12.0
Germany	1.8
Hong Kong	4.3
Israel	0.7
Italy	2.1
Japan	36.4
Netherlands	6.0
Norway	1.4
Singapore	1.1
Spain	5.0
Sweden	0.9
Switzerland	2.5
United Kingdom	9.3
United States	0.5
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW (continued)

Columbia Sustainable International Equity Income ETF

Equity Sector Breakdown (%) (at October 31, 2016)
Industrials	21.5
Financials	15.6
Consumer Discretionary	13.5
Materials	10.0
Energy	9.5
Consumer Staples	8.9
Information Technology	5.4
Utilities	4.9
Real Estate	4.5
Health Care	3.1
Telecommunication Services	3.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OVERVIEW

Columbia Sustainable U.S. Equity Income ETF

Top Ten Holdings (%) (at October 31, 2016)
Valero Energy Corp.	1.6
Seagate Technology PLC	1.6
Best Buy Co., Inc.	1.5
KeyCorp	1.5
Boeing Co. (The)	1.5
ManpowerGroup, Inc.	1.5
HP, Inc.	1.5
Morgan Stanley	1.5
Tesoro Corp.	1.5
Marathon Petroleum Corp.	1.5

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2016)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at October 31, 2016)
Industrials	19.0
Financials	14.8
Information Technology	12.6
Consumer Discretionary	12.2
Energy	11.9
Consumer Staples	9.4
Utilities	8.1
Materials	5.7
Health Care	4.9
Telecommunication Services	1.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Frank Vallario

Annual Report 2016

COLUMBIA ETF TRUST I

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2016.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period 6/13/2016 to 10/31/2016" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

May 1, 2016 – October 31, 2016

	Beginning Account Value ($)		Ending Account Value ($)			Expenses Paid For the Period ($)			Annualized Expense Ratios for the Period (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Columbia Sustainable Global Equity Income ETF	1,000.00	1,000.00	1,049.50	(a)	1,023.13	1.58	(a)	2.03	0.40	(a)
Columbia Sustainable International Equity Income ETF	1,000.00	1,000.00	1,042.70	(a)	1,022.87	1.77	(a)	2.29	0.45	(a)
Columbia Sustainable U.S. Equity Income ETF	1,000.00	1,000.00	1,054.70	(a)	1,023.38	1.39	(a)	1.78	0.35	(a)

(a) Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (June 13, 2016 through October 31, 2016), multiplied by 141/366. Hypothetical expenses are assumed for the half-year period.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Annual Report 2016

COLUMBIA ETF TRUST I

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through October 31, 2016.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable Global Equity Income ETF
June 13, 2016 – October 31, 2016
	0 - 49.9	84	4
	50 - 99.9	11	0
	100 - 199.9	0	0
	> 200	0	0
	Total	95	4
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable International Equity Income ETF
June 13, 2016 – October 31, 2016
	0 - 49.9	52	17
	50 - 99.9	20	2
	100 - 199.9	8	0
	> 200	0	0
	Total	80	19
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Sustainable U.S. Equity Income ETF
June 13, 2016 – October 31, 2016
	0 - 49.9	81	18
	50 - 99.9	0	0
	100 - 199.9	0	0
	> 200	0	0
	Total	81	18

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

October 31, 2016

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%

Issuer	Shares	Value ($)
AUSTRALIA 2.4%
BHP Billiton Ltd.	1,836	32,231
Caltex Australia Ltd.	509	11,902
Harvey Norman Holdings Ltd.	5,007	19,241
Origin Energy Ltd.	4,188	17,050
SEEK Ltd.	865	9,636
Tatts Group Ltd.	4,596	14,199
Telstra Corp. Ltd.	5,542	21,002
Total		125,261
BELGIUM 0.4%
Anheuser-Busch InBev SA/NV	188	21,546
BERMUDA 0.5%
Marvell Technology Group Ltd.	1,920	25,018
CANADA 2.8%
Brookfield Asset Management, Inc. Class A	325	11,390
Empire Co. Ltd. Class A	1,438	20,729
Finning International, Inc.	1,398	26,036
Jean Coutu Group PJC, Inc. (The) Class A	1,798	27,099
Magna International, Inc.	305	12,532
Metro, Inc.	332	10,270
Open Text Corp.	290	18,020
Veresen, Inc.	2,215	20,080
Total		146,156
DENMARK 0.2%
Novo Nordisk A/S Class B	338	12,073
FINLAND 0.6%
Neste OYJ	241	10,390
UPM-Kymmene OYJ	841	19,545
Total		29,935
FRANCE 4.9%
BNP Paribas SA	471	27,282
Casino Guichard-Perrachon SA	486	24,150
Eiffage SA	260	19,221
Ingenico Group SA	99	7,825
Publicis Groupe SA	254	17,402
Renault SA	294	25,496
Safran SA	237	16,271

Common Stocks (continued)

Issuer	Shares	Value ($)
Schneider Electric SE	242	16,219
Societe Generale SA	869	33,874
Valeo SA	326	18,762
Vinci SA	206	14,899
Vivendi SA	1,411	28,491
Total		249,892
GERMANY 0.7%
Henkel AG & Co. KGaA	100	10,995
ProSiebenSat.1 Media SE	614	26,425
Total		37,420
HONG KONG 1.7%
BOC Hong Kong (Holdings) Ltd.	3,553	12,691
Henderson Land Development Co. Ltd.	4,203	24,904
HKT Trust & HKT Ltd.	8,951	12,305
PCCW Ltd.	28,643	17,064
Swire Properties Ltd.	7,710	22,171
Total		89,135
ISRAEL 0.3%
Bank Hapoalim B.M.	2,480	14,296
ITALY 0.8%
Atlantia SpA	1,142	27,929
Enel SpA	3,464	14,885
Total		42,814
JAPAN 14.8%
Aeon Mall Co. Ltd.	1,727	25,638
Chiba Bank Ltd. (The)	3,908	24,173
Fuji Electric Co. Ltd.	6,056	30,256
FUJIFILM Holdings Corp.	713	26,970
Hitachi Metals Ltd.	2,282	28,491
ITOCHU Corp.	2,590	32,743
JX Holdings, Inc.	7,334	29,026
Konica Minolta, Inc.	2,786	24,948
Miraca Holdings, Inc.	564	27,265
Mitsubishi Chemical Holdings Corp.	5,155	33,897
Mitsubishi Corp.	1,320	28,778
Mitsubishi Materials Corp.	500	14,346
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,771	18,266
Nippon Telegraph & Telephone Corp.	297	13,170

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

October 31, 2016

Common Stocks (continued)

Issuer	Shares	Value ($)
Nomura Real Estate Holdings, Inc.	1,265	21,391
ORIX Corp.	1,900	30,113
Osaka Gas Co. Ltd.	4,092	17,005
Panasonic Corp.	1,890	19,730
Resona Holdings, Inc.	6,827	30,274
Showa Shell Sekiyu KK	3,494	32,618
Sumitomo Chemical Co. Ltd.	7,085	33,576
Sumitomo Heavy Industries Ltd.	3,956	20,856
Sumitomo Mitsui Financial Group, Inc.	559	19,432
T&D Holdings, Inc.	1,327	16,050
Taiheiyo Cement Corp.	4,878	13,972
Teijin Ltd.	1,500	29,019
Tokyo Gas Co. Ltd.	4,462	20,220
TonenGeneral Sekiyu KK	3,191	31,459
Toppan Printing Co. Ltd.	2,558	24,050
Toyota Tsusho Corp.	769	18,170
Yokogawa Electric Corp.	1,519	21,350
Total		757,252
NETHERLANDS 2.4%
Boskalis Westminster	726	23,394
Heineken Holding NV	246	18,906
Heineken NV	142	11,682
Koninklijke Ahold Delhaize NV	881	20,083
Randstad Holding NV	597	30,703
Royal Dutch Shell PLC Class A	805	20,035
Total		124,803
NORWAY 0.6%
DNB ASA	2,082	30,152
SINGAPORE 0.5%
United Overseas Bank Ltd.	1,760	23,747
SPAIN 2.1%
Abertis Infraestructuras SA	1,948	28,881
Amadeus IT Group SA	257	12,114
Banco de Sabadell SA	11,023	14,730
Endesa SA	1,227	26,047
Gas Natural SDG SA	1,198	23,605
Total		105,377

Common Stocks (continued)

Issuer	Shares	Value ($)
SWEDEN 0.4%
Alfa Laval AB	1,295	18,632
SWITZERLAND 1.0%
Adecco Group AG	461	27,434
Galenica AG	13	13,041
Sonova Holding AG	82	11,004
Total		51,479
UNITED KINGDOM 3.8%
3i Group PLC	2,108	17,269
Berkeley Group Holdings PLC	796	22,926
GKN PLC	3,621	14,112
Imperial Brands PLC	414	19,993
InterContinental Hotels Group PLC	338	13,102
Meggitt PLC	3,910	20,780
Petrofac Ltd.	2,521	24,823
RELX PLC	662	11,808
Sky PLC	1,656	16,538
William Hill PLC	5,379	19,426
WPP PLC	574	12,460
Total		193,237
UNITED STATES 58.7%
3M Co.	142	23,473
AES Corp. (The)	3,604	42,419
Aflac, Inc.	384	26,446
AGCO Corp.	356	18,184
Allstate Corp. (The)	239	16,228
American Electric Power Co., Inc.	501	32,485
American Express Co.	323	21,454
American Water Works Co., Inc.	281	20,805
Ameriprise Financial, Inc.(a)	304	26,871
AmerisourceBergen Corp.	350	24,612
Apple, Inc.	349	39,625
Baker Hughes, Inc.	320	17,728
Best Buy Co., Inc.	1,209	47,042
Boeing Co. (The)	325	46,290
Bunge Ltd.	505	31,315
Cardinal Health, Inc.	520	35,719
Caterpillar, Inc.	459	38,308

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

October 31, 2016

Common Stocks (continued)

Issuer	Shares	Value ($)
CenturyLink, Inc.	1,602	42,581
Charter Communications, Inc. Class A(b)	68	16,992
Cisco Systems, Inc.	1,068	32,766
Comerica, Inc.	354	18,440
ConAgra Foods, Inc.	471	22,693
Core Laboratories N.V.	185	17,939
Cummins, Inc.	327	41,797
Delta Air Lines, Inc.	861	35,964
Dr Pepper Snapple Group, Inc.	386	33,887
Dun & Bradstreet Corp. (The)	146	18,228
Ecolab, Inc.	157	17,925
Edison International	248	18,223
Entergy Corp.	541	39,861
Estee Lauder Cos., Inc. (The) Class A	170	14,812
Exelon Corp.	895	30,493
Expeditors International of Washington, Inc.	583	30,007
Exxon Mobil Corp.	308	25,663
Flowserve Corp.	423	17,914
Foot Locker, Inc.	512	34,186
Franklin Resources, Inc.	743	25,009
Gap, Inc. (The)	1,442	39,785
General Mills, Inc.	564	34,957
Hanesbrands, Inc.	814	20,920
Hartford Financial Services Group, Inc. (The)	718	31,671
Honeywell International, Inc.	193	21,168
Hormel Foods Corp.	643	24,755
HP, Inc.	3,140	45,499
Ingersoll-Rand PLC	282	18,976
International Business Machines Corp.	281	43,187
Intuit, Inc.	155	16,855
Johnson & Johnson	251	29,113
KeyCorp	3,323	46,921
Kroger Co. (The)	753	23,328
Lowe's Cos., Inc.	455	30,326
ManpowerGroup, Inc.	595	45,696
Marathon Petroleum Corp.	1,019	44,418
Marriott International, Inc. Class A	491	33,732
Mead Johnson Nutrition Co.	279	20,861
Molson Coors Brewing Co. Class B	160	16,610

Common Stocks (continued)

Issuer	Shares	Value ($)
Mondelez International, Inc. Class A	549	24,672
Morgan Stanley	1,340	44,984
Mosaic Co. (The)	1,591	37,436
NextEra Energy, Inc.	157	20,096
Nordstrom, Inc.	790	41,080
Northrop Grumman Corp.	116	26,564
Nucor Corp.	793	38,738
Occidental Petroleum Corp.	345	25,154
ONEOK, Inc.	755	36,565
Oracle Corp.	707	27,163
Parker-Hannifin Corp.	245	30,074
Patterson Cos., Inc.	607	25,925
PepsiCo, Inc.	344	36,877
Phillips 66	410	33,271
PNC Financial Services Group, Inc. (The)	407	38,909
PPG Industries, Inc.	353	32,875
Principal Financial Group, Inc.	803	43,844
Progressive Corp. (The)	1,028	32,392
Prudential Financial, Inc.	513	43,497
Public Service Enterprise Group, Inc.	1,016	42,753
Quest Diagnostics, Inc.	402	32,739
Robert Half International, Inc.	866	32,406
Rockwell Automation, Inc.	291	34,839
Schlumberger Ltd.	395	30,901
Scripps Networks Interactive, Inc. Class A	559	35,977
Seagate Technology PLC	1,410	48,377
Sherwin-Williams Co. (The)	91	22,282
Snap-on, Inc.	129	19,879
Southwest Airlines Co.	761	30,478
Spectra Energy Corp.	863	36,082
Tesoro Corp.	526	44,694
Texas Instruments, Inc.	257	18,208
Time Warner, Inc.	319	28,388
Travelers Cos., Inc. (The)	304	32,887
United Parcel Service, Inc. Class B	242	26,078
United Technologies Corp.	211	21,564
Valero Energy Corp.	837	49,584
Valspar Corp. (The)	229	22,808
VF Corp.	441	23,907

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

October 31, 2016

Common Stocks (continued)

Issuer	Shares	Value ($)
Walt Disney Co. (The)	194	17,982
Western Union Co. (The)	2,048	41,103
Xerox Corp.	4,449	43,467
Total		3,010,661
Total Common Stocks (Cost $4,973,100)		5,108,886

Money Market Funds 0.2%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 0.177%(c)	8,725	8,725
Total Money Market Funds (Cost $8,725)		8,725
Total Investments (Cost $4,981,825)		5,117,611
Other Assets & Liabilities, Net		11,617
Net Assets		5,129,228

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchases Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividend — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc	—	30,294	—	—	30,294	213	26,871

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at October 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable Global Equity Income ETF

October 31, 2016

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of October 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	5,108,886	—	—	5,108,886
Money Market Funds	8,725	—	—	8,725
Total	5,117,611	—	—	5,117,611

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

October 31, 2016

(Percentages represent value of investments compared to net assets)

Common Stocks 99.0%

Issuer	Shares	Value ($)
AUSTRALIA 6.0%
BHP Billiton Ltd.	4,441	77,962
Caltex Australia Ltd.	1,232	28,809
Harvey Norman Holdings Ltd.	12,115	46,556
Origin Energy Ltd.	10,133	41,252
SEEK Ltd.	2,093	23,317
Tatts Group Ltd.	11,120	34,355
Telstra Corp. Ltd.	13,407	50,806
Total		303,057
BELGIUM 1.0%
Anheuser-Busch InBev SA/NV	455	52,147
CANADA 7.0%
Brookfield Asset Management, Inc. Class A	787	27,581
Empire Co. Ltd. Class A	3,480	50,165
Finning International, Inc.	3,383	63,003
Jean Coutu Group PJC, Inc. (The) Class A	4,351	65,577
Magna International, Inc.	739	30,365
Metro, Inc.	802	24,809
Open Text Corp.	701	43,559
Veresen, Inc.	5,359	48,582
Total		353,641
DENMARK 0.6%
Novo Nordisk A/S Class B	818	29,219
FINLAND 1.4%
Neste OYJ	584	25,178
UPM-Kymmene OYJ	2,034	47,269
Total		72,447
FRANCE 11.9%
BNP Paribas SA	1,141	66,090
Casino Guichard-Perrachon SA	1,176	58,436
Eiffage SA	629	46,500
Ingenico Group SA	240	18,969
Publicis Groupe SA	615	42,135
Renault SA	712	61,745
Safran SA	574	39,408
Schneider Electric SE	586	39,275
Societe Generale SA	2,103	81,977
Valeo SA	788	45,350

Common Stocks (continued)

Issuer	Shares	Value ($)
Vinci SA	500	36,164
Vivendi SA	3,413	68,915
Total		604,964
GERMANY 1.8%
Henkel AG & Co. KGaA	242	26,607
ProSiebenSat.1 Media SE	1,485	63,910
Total		90,517
HONG KONG 4.3%
BOC Hong Kong (Holdings) Ltd.	8,596	30,705
Henderson Land Development Co. Ltd.	10,169	60,255
HKT Trust & HKT Ltd.	21,655	29,767
PCCW Ltd.	69,295	41,283
Swire Properties Ltd.	18,653	53,639
Total		215,649
ISRAEL 0.7%
Bank Hapoalim B.M.	6,000	34,588
ITALY 2.0%
Atlantia SpA	2,762	67,548
Enel SpA	8,381	36,014
Total		103,562
JAPAN 36.2%
Aeon Mall Co. Ltd.	4,177	62,008
Chiba Bank Ltd. (The)	9,455	58,484
Fuji Electric Co. Ltd.	14,651	73,196
FUJIFILM Holdings Corp.	1,725	65,251
Hitachi Metals Ltd.	5,521	68,930
ITOCHU Corp.	6,265	79,203
JX Holdings, Inc.	17,744	70,226
Konica Minolta, Inc.	6,740	60,354
Miraca Holdings, Inc.	1,365	65,987
Mitsubishi Chemical Holdings Corp.	12,473	82,018
Mitsubishi Corp.	3,194	69,634
Mitsubishi Materials Corp.	1,287	36,925
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,123	44,189
Nippon Telegraph & Telephone Corp.	718	31,840
Nomura Real Estate Holdings, Inc.	3,061	51,762
ORIX Corp.	4,596	72,842
Osaka Gas Co. Ltd.	9,899	41,137

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

October 31, 2016

Common Stocks (continued)

Issuer	Shares	Value ($)
Panasonic Corp.	4,574	47,749
Resona Holdings, Inc.	16,516	73,240
Showa Shell Sekiyu KK	8,452	78,902
Sumitomo Chemical Co. Ltd.	17,141	81,232
Sumitomo Heavy Industries Ltd.	9,572	50,463
Sumitomo Mitsui Financial Group, Inc.	1,353	47,033
T&D Holdings, Inc.	3,209	38,813
Taiheiyo Cement Corp.	11,802	33,805
Teijin Ltd.	3,762	72,781
Tokyo Gas Co. Ltd.	10,795	48,918
TonenGeneral Sekiyu KK	7,721	76,119
Toppan Printing Co. Ltd.	6,189	58,188
Toyota Tsusho Corp.	1,860	43,949
Yokogawa Electric Corp.	3,676	51,667
Total		1,836,845
NETHERLANDS 6.0%
Boskalis Westminster	1,756	56,583
Heineken Holding NV	594	45,652
Heineken NV	344	28,301
Koninklijke Ahold Delhaize NV	2,132	48,600
Randstad Holding NV	1,445	74,314
Royal Dutch Shell PLC Class A	1,947	48,457
Total		301,907
NORWAY 1.4%
DNB ASA	5,036	72,933
SINGAPORE 1.1%
United Overseas Bank Ltd.	4,258	57,450
SPAIN 5.0%
Abertis Infraestructuras SA	4,713	69,875
Amadeus IT Group SA	621	29,272
Banco de Sabadell SA	26,667	35,634
Endesa SA	2,967	62,983
Gas Natural SDG SA	2,899	57,123
Total		254,887
SWEDEN 0.9%
Alfa Laval AB	3,133	45,077

Common Stocks (continued)

Issuer	Shares	Value ($)
SWITZERLAND 2.5%
Adecco Group AG	1,116	66,414
Galenica AG	33	33,103
Sonova Holding AG	198	26,570
Total		126,087
UNITED KINGDOM 9.2%
3i Group PLC	5,099	41,772
Berkeley Group Holdings PLC	1,926	55,471
GKN PLC	8,761	34,143
Imperial Brands PLC	1,002	48,389
InterContinental Hotels Group PLC	817	31,670
Meggitt PLC	9,461	50,281
Petrofac Ltd.	6,098	60,044
RELX PLC	1,601	28,558
Sky PLC	4,006	40,008
William Hill PLC	13,013	46,995
WPP PLC	1,388	30,130
Total		467,461
Total Common Stocks (Cost $4,925,163)		5,022,438

Money Market Funds 0.5%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 0.177%(a)	23,844	23,844
Total Money Market Funds (Cost $23,844)		23,844
Total Investments (Cost $4,949,007)		5,046,282
Other Assets & Liabilities, Net		23,726
Net Assets		5,070,008

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

October 31, 2016

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at October 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable International Equity Income ETF

October 31, 2016

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of October 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	5,022,438	—	—	5,022,438
Money Market Funds	23,844	—	—	23,844
Total	5,046,282	—	—	5,046,282

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

October 31, 2016

(Percentages represent value of investments compared to net assets)

Common Stocks 99.7%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.1%
Hotels, Restaurants & Leisure 1.1%
Marriott International, Inc. Class A	815	55,991
Media 3.2%
Charter Communications, Inc. Class A(a)	115	28,737
Scripps Networks Interactive, Inc. Class A	949	61,078
Time Warner, Inc.	542	48,233
Walt Disney Co. (The)	329	30,495
Total		168,543
Multiline Retail 1.3%
Nordstrom, Inc.	1,341	69,732
Specialty Retail 5.0%
Best Buy Co., Inc.	2,053	79,882
Foot Locker, Inc.	870	58,090
Gap, Inc. (The)	2,450	67,595
Lowe's Cos., Inc.	772	51,454
Total		257,021
Textiles, Apparel & Luxury Goods 1.5%
Hanesbrands, Inc.	1,383	35,543
VF Corp.	749	40,603
Total		76,146
Total Consumer Discretionary		627,433
CONSUMER STAPLES 9.4%
Beverages 2.9%
Dr Pepper Snapple Group, Inc.	655	57,503
Molson Coors Brewing Co. Class B	272	28,236
PepsiCo, Inc.	585	62,712
Total		148,451
Food & Staples Retailing 0.8%
Kroger Co. (The)	1,280	39,654
Food Products 5.2%
Bunge Ltd.	857	53,143
ConAgra Foods, Inc.	799	38,496
General Mills, Inc.	959	59,439
Hormel Foods Corp.	1,093	42,080
Mead Johnson Nutrition Co.	474	35,441
Mondelez International, Inc. Class A	933	41,929
Total		270,528

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.5%
Estee Lauder Cos., Inc. (The) Class A	289	25,180
Total Consumer Staples		483,813
ENERGY 11.9%
Energy Equipment & Services 2.2%
Baker Hughes, Inc.	543	30,082
Core Laboratories N.V.	315	30,546
Schlumberger Ltd.	671	52,492
Total		113,120
Oil, Gas & Consumable Fuels 9.7%
Exxon Mobil Corp.	523	43,576
Marathon Petroleum Corp.	1,730	75,411
Occidental Petroleum Corp.	586	42,725
ONEOK, Inc.	1,283	62,136
Phillips 66	696	56,481
Spectra Energy Corp.	1,465	61,252
Tesoro Corp.	893	75,878
Valero Energy Corp.	1,422	84,239
Total		501,698
Total Energy		614,818
FINANCIALS 14.8%
Banks 3.4%
Comerica, Inc.	601	31,306
KeyCorp	5,643	79,679
PNC Financial Services Group, Inc. (The)	691	66,060
Total		177,045
Capital Markets 3.2%
Ameriprise Financial, Inc.(b)	517	45,698
Franklin Resources, Inc.	1,261	42,445
Morgan Stanley	2,276	76,405
Total		164,548
Consumer Finance 0.7%
American Express Co.	549	36,465
Insurance 7.5%
Aflac, Inc.	652	44,903
Allstate Corp. (The)	406	27,567
Hartford Financial Services Group, Inc. (The)	1,219	53,770
Principal Financial Group, Inc.	1,364	74,474

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

October 31, 2016

Common Stocks (continued)

Issuer	Shares	Value ($)
Progressive Corp. (The)	1,746	55,017
Prudential Financial, Inc.	872	73,937
Travelers Cos., Inc. (The)	516	55,821
Total		385,489
Total Financials		763,547
HEALTH CARE 4.9%
Health Care Providers & Services 3.9%
AmerisourceBergen Corp.	594	41,770
Cardinal Health, Inc.	883	60,653
Patterson Cos., Inc.	1,031	44,034
Quest Diagnostics, Inc.	683	55,624
Total		202,081
Pharmaceuticals 1.0%
Johnson & Johnson	427	49,528
Total Health Care		251,609
INDUSTRIALS 19.0%
Aerospace & Defense 3.1%
Boeing Co. (The)	552	78,621
Northrop Grumman Corp.	197	45,113
United Technologies Corp.	358	36,588
Total		160,322
Air Freight & Logistics 1.8%
Expeditors International of Washington, Inc.	990	50,955
United Parcel Service, Inc. Class B	411	44,290
Total		95,245
Airlines 2.2%
Delta Air Lines, Inc.	1,463	61,109
Southwest Airlines Co.	1,292	51,745
Total		112,854
Electrical Equipment 1.1%
Rockwell Automation, Inc.	494	59,142
Industrial Conglomerates 1.5%
3M Co.	241	39,837
Honeywell International, Inc.	328	35,975
Total		75,812
Machinery 6.1%
AGCO Corp.	605	30,903
Caterpillar, Inc.	779	65,015

Common Stocks (continued)

Issuer	Shares	Value ($)
Cummins, Inc.	556	71,068
Flowserve Corp.	719	30,450
Ingersoll-Rand PLC	479	32,232
Parker-Hannifin Corp.	416	51,064
Snap-on, Inc.	220	33,902
Total		314,634
Professional Services 3.2%
Dun & Bradstreet Corp. (The)	247	30,838
ManpowerGroup, Inc.	1,011	77,645
Robert Half International, Inc.	1,470	55,007
Total		163,490
Total Industrials		981,499
INFORMATION TECHNOLOGY 12.5%
Communications Equipment 1.1%
Cisco Systems, Inc.	1,814	55,653
IT Services 4.2%
International Business Machines Corp.	477	73,310
Western Union Co. (The)	3,478	69,804
Xerox Corp.	7,556	73,822
Total		216,936
Semiconductors & Semiconductor Equipment 1.4%
Marvell Technology Group Ltd.	3,261	42,491
Texas Instruments, Inc.	437	30,961
Total		73,452
Software 1.4%
Intuit, Inc.	263	28,599
Oracle Corp.	1,200	46,104
Total		74,703
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	593	67,329
HP, Inc.	5,332	77,261
Seagate Technology PLC	2,394	82,138
Total		226,728
Total Information Technology		647,472
MATERIALS 5.6%
Chemicals 4.4%
Ecolab, Inc.	267	30,483
Mosaic Co. (The)	2,702	63,578

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

October 31, 2016

Common Stocks (continued)

Issuer	Shares	Value ($)
PPG Industries, Inc.	599	55,785
Sherwin-Williams Co. (The)	154	37,709
Valspar Corp. (The)	389	38,744
Total		226,299
Metals & Mining 1.2%
Nucor Corp.	1,347	65,801
Total Materials		292,100
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
CenturyLink, Inc.	2,721	72,324
Total Telecommunication Services		72,324
UTILITIES 8.1%
Electric Utilities 4.6%
American Electric Power Co., Inc.	850	55,114
Edison International	421	30,935
Entergy Corp.	919	67,712
Exelon Corp.	1,519	51,752
NextEra Energy, Inc.	266	34,048
Total		239,561

Common Stocks (continued)

Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	6,120	72,033
Multi-Utilities 1.4%
Public Service Enterprise Group, Inc.	1,725	72,588
Water Utilities 0.7%
American Water Works Co., Inc.	477	35,317
Total Utilities		419,499
Total Common Stocks (Cost $4,993,247)		5,154,114

Money Market Funds 0.3%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 0.177%(c)	16,064	16,064
Total Money Market Funds (Cost $16,064)		16,064
Total Investments (Cost $5,009,311)		5,170,178
Other Assets & Liabilities, Net		2,084
Net Assets		5,172,262

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchases Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividend — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc	—	51,725	(205)	3	51,523	360	45,698

(c)  The rate shown is the seven-day current annualized yield at October 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

PORTFOLIO OF INVESTMENTS (continued)

Columbia Sustainable U.S. Equity Income ETF

October 31, 2016

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of October 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	5,154,114	—	—	5,154,114
Money Market Funds	16,064	—	—	16,064
Total	5,170,178	—	—	5,170,178

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016

	Columbia Sustainable Global Equity Income ETF	Columbia Sustainable International Equity Income ETF	Columbia Sustainable U.S. Equity Income ETF
Assets
Investments, at cost:
Unaffiliated issuers	$4,951,531	$4,949,007	$4,957,788
Affiliated issuers	30,294	—	51,523
Total investments, at cost	$4,981,825	$4,949,007	$5,009,311
Foreign currency, at cost	515	1,254	—
Investments, at fair value (Note 2)
Unaffiliated issuers	$5,090,740	$5,046,282	$5,124,480
Affiliated issuers	26,871	—	45,698
Total investments, at fair value	$5,117,611	$5,046,282	$5,170,178
Foreign currency at value	517	1,260	—
Receivable for:
Dividends	12,679	24,005	3,602
Reclaims Receivable	159	391	17
Total assets	5,130,966	5,071,938	5,173,797
Liabilities
Payable for:
Investment management fees	1,738	1,930	1,535
Net assets applicable to outstanding capital stock	$5,129,228	$5,070,008	$5,172,262
Represented by:
Paid-in capital	$4,922,475	$4,903,822	$4,939,320
Undistributed net investment income	4,300	3,974	4,573
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	67,022	65,804	67,502
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	139,209	97,275	166,692
Investments — affiliated issuers	(3,423)	—	(5,825)
Foreign currency translations	(355)	(867)	—
Total — representing net assets applicable to outstanding capital stock	$5,129,228	$5,070,008	$5,172,262
Shares outstanding	200,040	200,040	200,045
Net asset value per share	$25.64	$25.34	$25.86

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2016

	Columbia Sustainable Global Equity Income ETF	Columbia Sustainable International Equity Income ETF	Columbia Sustainable U.S. Equity Income ETF
Investment Income:
Dividends — unaffiliated issuers	$52,379	$62,519	$45,364
Dividends — affiliated issuers	213	—	360
Foreign taxes withheld	(2,466)	(5,988)	(48)
Total income	50,126	56,531	45,676
Expenses:
Investment management fees	7,810	8,636	6,921
Net investment income	42,316	47,895	38,755
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	67,034	65,917	67,499
Investments — affiliated issuers	—	—	3
Foreign currency transactions	(128)	(437)	—
Total realized gain	66,906	65,480	67,502
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	139,209	97,275	166,692
Investments — affiliated issuers	(3,423)	—	(5,825)
Foreign currency transactions	(355)	(867)	—
Net unrealized gain on investments and foreign currency transactions	135,431	96,408	160,867
Net realized and unrealized gain on investments and foreign currency transactions	202,337	161,888	228,369
Net increase in net assets resulting from operations	$244,653	$209,783	$267,124

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Sustainable Global Equity Income ETF	Columbia Sustainable International Equity Income ETF	Columbia Sustainable U.S. Equity Income ETF
	For the Period June 13, 2016(a) Through October 31, 2016	For the Period June 13, 2016(a) Through October 31, 2016	For the Period June 13, 2016(a) Through October 31, 2016
Operations
Net investment income	$42,316	$47,895	$38,755
Net realized gain	66,906	65,480	67,502
Net change in unrealized appreciation	135,431	96,408	160,867
Net increase in net assets resulting from operations	244,653	209,783	267,124
Distributions to shareholders
Net investment income	(37,900)	(43,597)	(34,182)
Shareholder transactions
Cost of shares redeemed	—	—	(96,082)
Net decrease in net assets resulting from shareholder transactions	—	—	(96,082)
Increase in net assets	206,753	166,186	136,860
Net assets
Net assets beginning of year	4,922,475 (b)	4,903,822 (c)	5,035,402 (d)
Net assets at end of year	$5,129,228	$5,070,008	$5,172,262
Undistributed net investment income	$4,300	$3,974	$4,573
Capital stock activity
Shares outstanding, beginning of year	200,040	200,040	204,000
Redemptions	—	—	(3,955)
Shares outstanding, end of year	200,040	200,040	200,045

(a) Commencement of operations.

(b) Initial cash of $1,000 and securities of $5,000,000 were contributed on June 10, 2016. Prior to June 13, 2016 (commencement of operations), the Fund had a decrease in net assets of $78,525 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

(c) Initial cash of $1,000 and securities of $5,000,000 were contributed on June 10, 2016. Prior to June 13, 2016 (commencement of operations), the Fund had a decrease in net assets of $97,178 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

(d) Initial cash of $100,000 and securities of $5,000,000 were contributed on June 10, 2016. Prior to June 13, 2016 (commencement of operations), the Fund had a decrease in net assets of $64,598 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

FINANCIAL HIGHLIGHTS

Columbia Sustainable Global Equity Income ETF

	Year Ended October 31, 2016(a)
Per share data
Net asset value, beginning of year	$24.61
Income from investment operations:
Net investment income(b)	0.21
Net realized and unrealized gain	1.01
Total from investment operations	1.22
Less distributions to shareholders:
Net investment income	(0.19)
Net asset value, end of year	$25.64
Total Return at NAV(c)	4.95%
Total Return at Market(c)	6.23%
Ratios to average net assets of:(d)
Expenses, net of expense waivers	0.40	%(e)
Expenses, prior to expense waivers	0.40	%(e)
Net investment income gain, net of waivers	2.17	%(e)
Supplemental data
Net assets, end of year (in thousands)	$5,129
Portfolio turnover rate(f)	18	%(g)

Notes to Financial Highlights

(a)  Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

(b)  Based on average shares outstanding.

(c)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover may be higher.

(g)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

FINANCIAL HIGHLIGHTS

Columbia Sustainable International Equity Income ETF

	Year Ended October 31, 2016(a)
Per share data
Net asset value, beginning of year	$24.51
Income from investment operations:
Net investment income(b)	0.24
Net realized and unrealized gain	0.81
Total from investment operations	1.05
Less distributions to shareholders:
Net investment income	(0.22)
Net asset value, end of year	$25.34
Total Return at NAV(c)	4.27%
Total Return at Market(c)	7.13%
Ratios to average net assets of:(d)
Expenses, net of expense waivers	0.45	%(e)
Expenses, prior to expense waivers	0.45	%(e)
Net investment income gain, net of waivers	2.50	%(e)
Supplemental data
Net assets, end of year (in thousands)	$5,070
Portfolio turnover rate(f)	22	%(g)

Notes to Financial Highlights

(a)  Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

(b)  Based on average shares outstanding.

(c)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover may be higher.

(g)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

FINANCIAL HIGHLIGHTS

Columbia Sustainable U.S. Equity Income ETF

	Year Ended October 31, 2016(a)
Per share data
Net asset value, beginning of year	$24.68
Income from investment operations:
Net investment income(b)	0.19
Net realized and unrealized gain	1.16
Total from investment operations	1.35
Less distributions to shareholders:
Net investment income	(0.17)
Net asset value, end of year	$25.86
Total Return at NAV(c)	5.47%
Total Return at Market(c)	5.69%
Ratios to average net assets of:(d)
Expenses, net of expense waivers	0.35	%(e)
Expenses, prior to expense waivers	0.35	%(e)
Net investment income gain, net of waivers	1.96	%(e)
Supplemental data
Net assets, end of year (in thousands)	$5,172
Portfolio turnover rate(f)	15	%(g)

Notes to Financial Highlights

(a)  Based on operations from June 13, 2016 (commencement of operations) through the stated period end.

(b)  Based on average shares outstanding.

(c)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover may be higher.

(g)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Annual Report 2016

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS

October 31, 2016

Note 1. Organization

Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares.

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF. Each fund currently operates as a diversified fund.

On June 10, 2016, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., invested $1,000 of cash in Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF, and $100,000 of cash in Columbia Sustainable U.S. Equity Income ETF and UBS invested $5,000,000 of securities in each of the funds, which represented the initial capital for each Fund at $25 per share. Shares of the Funds were first offered to the public on June 13, 2016.

These financial statements cover the period from June 13, 2016 (commencement of operations) through October 31, 2016.

Fund Shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange (NYSE) for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities (including common stocks, preferred stocks, convertible securities and exchange traded funds) listed on an exchange are valued at the last closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange but included in the NASDAQ National Market System are valued at the NASDAQ official close price. Equity securities and exchange traded funds that are not listed on a national exchange and are not included in the NASDAQ National Market System are valued at the mean between the closing bid and asked prices.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to

Annual Report 2016

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016

a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Annual Report 2016

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016

Determination of Net Asset Value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the NYSE is open.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Fund's organizational documents, its Board, officers, employees and agents are indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund's participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board.

Annual Report 2016

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016

The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets:

Fee
Columbia Sustainable Global Equity ETF	0.40%
Columbia Sustainable International Equity Income ETF	0.45
Columbia Sustainable U.S. Equity Income ETF	0.35

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to a company providing limited administrative services to the Funds and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Other expenses allocated to the Fund, if any, are payable by the Investment Manager. For the period ended October 31, 2016, there were no expenses incurred for these particular items.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Funds, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds. The expenses of the Compensation of Board Members allocated to the Fund are payable by the Investment Manager.

Distribution and Service Fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the

Funds and there are no current plans to impose these fees.

Expenses Waived/Reimbursed by the Investment Manager

The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, do not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

Fee Rates Contractual Through February 28, 2017
Columbia Sustainable Global Equity ETF	0.40%
Columbia Sustainable International Equity Income ETF	0.45
Columbia Sustainable U.S. Equity Income ETF	0.35

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes, expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund's net assets in the Statement of Assets and Liabilities.

Annual Report 2016

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016

Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

	Undistributed (excess of distributions over) Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital Increase (Decrease)
Columbia Sustainable Global Equity Income ETF	$(116)	$116	$—
Columbia Sustainable International Equity Income ETF	(324)	324	—
Columbia Sustainable U.S. Equity Income ETF	—	—	—

Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the years indicated was as follows:

	Year Ended October 31, 2016
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
Columbia Sustainable Global Equity Income ETF	$37,900	$—	$—	$37,900
Columbia Sustainable International Equity Income ETF	43,597	—	—	43,597
Columbia Sustainable U.S. Equity Income ETF	34,182	—	—	34,182

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At October 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Appreciation (Depreciation)
Columbia Sustainable Global Equity Income ETF	$75,797	$—	$—	$130,956
Columbia Sustainable International Equity Income ETF	80,605	—	—	85,581
Columbia Sustainable U.S. Equity Income ETF	72,557	—	—	160,385

At October 31, 2016, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Sustainable Global Equity Income ETF	$4,986,300	$284,002	$(152,691)	$131,311
Columbia Sustainable International Equity Income ETF	4,959,834	254,108	(167,660)	86,448
Columbia Sustainable U.S. Equity Income ETF	5,009,793	302,839	(142,454)	160,385

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Annual Report 2016

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the period ended October 31, 2016, were as follows:

	Other Investment Securities
	Purchases	Sales
Columbia Sustainable Global Equity Income ETF	$887,921	$903,264
Columbia Sustainable International Equity Income ETF	1,103,472	1,147,020
Columbia Sustainable U.S. Equity Income ETF	781,556	791,167

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. In-Kind Transactions

The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the period ended October 31, 2016, the cost basis in securities contributed was as follows:

Cost
Columbia Sustainable Global Equity Income ETF	$4,921,475
Columbia Sustainable International Equity Income ETF	4,902,821
Columbia Sustainable U.S. Equity Income ETF	4,935,402

Note 7. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF investments in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF concentrate its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Geographic Concentration Risk

Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF

may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Industrial Sector Risk

Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Annual Report 2016

COLUMBIA ETF TRUST I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Annual Report 2016

COLUMBIA ETF TRUST I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Columbia ETF Trust I

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF (the "Funds", each of the portfolios comprising Columbia ETF Trust I) as of October 31, 2016, and the results of their operations, the changes in their net assets and financial highlights for the period June 13, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Minneapolis, MN
December 21, 2016

Annual Report 2016

COLUMBIA ETF TRUST I

FEDERAL INCOME TAX INFORMATION

(Unaudited)

The Funds hereby designate the following tax attributes for the fiscal year ended October 31, 2016. Shareholders will be notified in early 2017 of the amounts for use in preparing 2016 income tax returns.

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.

Fund	DRD	QDI
Columbia Sustainable Global Equity Income ETF	21.96%	40.51%
Columbia Sustainable International Equity Income ETF	0.00%	35.65%
Columbia Sustainable U.S. Equity Income ETF	42.80%	42.80%

The Funds report the following for ordinary income distributions:

Fund
Columbia Sustainable Global Equity Income ETF	$37,900
Columbia Sustainable International Equity Income ETF	43,597
Columbia Sustainable U.S. Equity Income ETF	34,182

Foreign Tax Credit

The following Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.

Columbia Sustainable International Equity Income ETF
Foreign Taxes Paid	$5,904
Foreign Taxes Paid Per Share	0.03
Foreign Source Income	62,519
Foreign Source Income Per Share	0.31

Annual Report 2016

COLUMBIA ETF TRUST I

TRUSTEES AND OFFICERS

Shareholders elect the Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund's Trustees, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Trustees

Independent Trustees

Name, Address, Year of Birth	Position Held With the Trusts and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Trustee since 05/11 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II	Attorney, specializing in arbitration and mediation; Chief Justice, Minnesota Supreme Court, 1998-2006; Associate Justice, Minnesota Supreme Court, 1996-1998; Fourth Judicial District Court Judge, Hennepin County, 1994-1996; Attorney in private practice and public service, 1984-1993; State Representative, Minnesota House of Representatives, 1979-1993, which included service on the Tax and Financial Institutions and Insurance Committees	126	Trustee to other Columbia Funds since 2006; Trustee, BlueCross BlueShield of Minnesota (Chair of the Business Development Committee) since 2009; Chair of the Robina Foundation since August 2013
Edward J. Boudreau, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Trustee since 04/13 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II	Managing Director, E.J. Boudreau & Associates (consulting) since 2000; FINRA Industry Arbitrator, 2002-present; Chairman and Chief Executive Officer, John Hancock Investments (asset management), Chairman and Interested Trustee for open-end and closed-end funds offered by John Hancock, 1989-2000; John Hancock Mutual Life Insurance Company, including Senior Vice President and Treasurer and Senior Vice President Information Technology, 1968-1988	124	Trustee to other Columbia Funds since 2005; former Trustee, Boston Museum of Science (Chair of Finance Committee), 1985-2013; former Trustee, BofA Funds Series Trust (11 funds), 2005-2011
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Trustee since 05/11 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II	President, Springboard- Partners in Cross Cultural Leadership (consulting company) since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, Morgan Stanley, 1982-1991	126	Trustee to other Columbia Funds since 2007; Trustee, New York Presbyterian Hospital Board (Executive Committee and Chair of Human Resources Committee) since 1996

Annual Report 2016

COLUMBIA ETF TRUST I

TRUSTEES AND OFFICERS (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With the Trusts and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
William P. Carmichael 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Trustee since 04/13 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II; Chair of the Board for Columbia ETF Trust from 01/14 - 11/15	Retired; Co-founder, The Succession Fund (provides exit strategies to owners of privately held companies), 1998-2007; Adjunct Professor of Finance, Kelley School of Business, Indiana University, 1993-2007; Senior Vice President, Sara Lee Corporation, 1991-1993; Senior Vice President and Chief Financial Officer, Beatrice Foods Company, 1984-1990; Vice President, Esmark, Inc., 1973-1984; Associate, Price Waterhouse, 1968-1972	126

Trustee to other Columbia Funds since 2003; Director, The Finish Line (athletic shoes and apparel) since July 2003; Director, International Textile Corp. since 2012; Director, hhgregg since May, 2015; former Director, Cobra Electronics Corporation (electronic equipment manufacturer), 1994-August 2014; former Director, Spectrum Brands, Inc. (consumer products), 2002-2009; former Director, Simmons Company (bedding), 2004-2010; former Trustee, BofA Funds Series Trust (11 funds) 2003-2011; former Director, McMoRan Exploration Company (oil and gas exploration and development) 2010-2013

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 1950	Trustee since 05/11 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	126	Trustee to other Columbia Funds since 2004; Trustee, MA Taxpayers Foundation since 1997; Board of Governors, Innovation Institute, MA Technology Collaborative since 2010
William A. Hawkins 901 S. Marquette Ave. Minneapolis, MN 55402 1942	Chair of the Board since 11/15; Trustee since 04/13 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010; Operation Hope, COO, 2004-2007; IndyMac Bancorp, President, CBG, 1999-2003; American General Bank, President, 1997-1999; Griffin Financial Services, CEO, 1981-1997; The Griffin Funds, CEO, 1992-1998	126	Trustee to other Columbia Funds since 2005; former Trustee, BofA Funds Series Trust (11 funds) 2005-2015

Annual Report 2016

COLUMBIA ETF TRUST I

TRUSTEES AND OFFICERS (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With the Trusts and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 1952	Trustee since 05/11 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Managing Director, Morgan Stanley, 1982-1989; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	126

Trustee to other Columbia Funds since 2004; Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012; Trustee, Carleton College (on the Investment Committee); Trustee, Carnegie Endowment for International Peace (on the Investment Committee)

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 1941	Trustee since 05/11 for Columbia ETF Trust and 04/16 for Columbia ETF Trust I	Counsel, Lewis & Munday, P.C. (law firm) since 2004; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1993-1997	115

Trustee to other Columbia Funds since 2000; Lead Outside Director, Infinity Resources, Inc. (oil and gas exploration and production) since 1994; Lead Outside Director, Digital Ally, Inc. (digital imaging) since September 2005; Trustee, Marygrove College (Chair of Finance Committee), since 2007; former Director, OGE Energy Corp. (energy and energy services), 2007-2014

Minor M. Shaw 901 S. Marquette Ave. Minneapolis, MN 55402 1947	Trustee since 04/13 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II	President, Micco LLC (private investments) since 2011; President, Micco Corp. (family investment business), 1998-2011	126

Trustee to other Columbia Funds since 2003; Director, BlueCross BlueShield of South Carolina since April 2008; Advisory Board member, Duke Energy Corp. since October 2016; Chair of the Duke Endowment; Director, National Association of Corporate Directors, Carolinas Chapter, since 2013; Chair of Greenville — Spartanburg Airport Commission; former Trustee, BofA Funds Series Trust (11 funds), 2003-2011; former Director, Piedmont Natural Gas, 2004-2016

Annual Report 2016

COLUMBIA ETF TRUST I

TRUSTEES AND OFFICERS (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With the Trusts and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Trustee since 05/11 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II	Managing Director, Forester Biotech (consulting), 2001-2003; Chief Executive Officer and Director, RiboNovix, Inc., (biotechnology), 2003-2010; President and Chief Executive Officer of CMT Inc., 2001-2003; Aquila Biopharmaceuticals Inc., 1996-2000; Cambridge Biotech Corporation, 1995-1996; Mitotix Inc., 1993-1994	126

Trustee to other Columbia Funds since 2002; Director, Abt Associates (government contractor) since 2001; Director, Boston Children's Hospital since 2002; Director, ICI Mutual Insurance Company, since 2011; Director, Healthways, Inc. (health and well-being solutions), 2005-2015

Annual Report 2016

COLUMBIA ETF TRUST I

TRUSTEES AND OFFICERS (continued)

Interested Trustee Not Affiliated with Investment Manager*

Name, Address, Year of Birth	Position Held With the Trusts and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Anthony M. Santomero 901 S. Marquette Ave. Minneapolis, MN 55402 1946	Trustee since 04/13 for Columbia ETF Trust, 04/16 for Columbia ETF Trust I and 09/16 for Columbia ETF Trust II	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President, Federal Reserve Bank of Philadelphia, 2000-2006; Professor of Finance, The Wharton School, University of Pennsylvania, 1972-2002	124

Trustee to other Columbia Funds since 2008; Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Renaissance Reinsurance Ltd. since May 2008; Director, Citigroup Inc. since 2009; Director, Citibank, N.A. since 2009; former Trustee, BofA Funds Series Trust (11 funds), 2008-2011

* Dr. Santomero is not an affiliated person of the Investment Manager or Ameriprise Financial. However, he is currently deemed by the Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or accounts advised/managed by the Investment Manager.

Interested Trustee Affiliated with Investment Manager*

Name, Address, Year of Birth	Position Held With the Trusts and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
William F. Truscott c/o Columbia Management Investment Advisers, LLC, 225 Franklin St. Boston, MA 02110 1960	Trustee to the Funds and Senior Vice President since 05/11 for Columbia ETF Trust, 04/16 For Columbia ETF Trust I And 09/16 For Columbia ETF Trust II

Chairman of the Board and President, Columbia Management Investment Advisers, LLC since May 2010 and February 2012, respectively; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010-September 2012); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since May 2010 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; Director, Threadneedle Asset Management Holdings, SARL since 2014; President and Chief Executive Officer, Ameriprise Certificate Company, 2006-August 2012.

186

Trustee to other Columbia Funds since 2001; Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010; Director, Columbia Management Investment Distributors, Inc. since May 2010; Former Director, Ameriprise Certificate Company, 2006-January 2013

* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.

The Statement of Additional Information has additional information about the Fund's Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleetf.com.

Annual Report 2016

COLUMBIA ETF TRUST I

TRUSTEES AND OFFICERS (continued)

The Officers

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Fund, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Fund's other officers are:

Fund Officers

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	President and Principal Executive Officer (2015)

Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January 2015 (previously, Vice President and Chief Counsel January 2010-December 2014); officer of Columbia Funds and affiliated funds since 2007.

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Treasurer (2011), Chief Financial Officer (2009) and Chief Accounting Officer (2015)	Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; senior officer of Columbia Funds and affiliated funds since 2002.
Paul B. Goucher 100 Park Avenue New York, NY 10017 Born 1968	Senior Vice President (2011), Chief Legal Officer (2015) and Assistant Secretary (2008)

Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since November 2008 and January 2013, respectively (previously Chief Counsel, January 2010-January 2013); Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since May 2010.

Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Born 1972	Senior Vice President and Chief Compliance Officer (2012)	Vice President — Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010.
Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President (2010)

Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Executive Vice President and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since July 2013 (previously Director and Global Chief Investment Officer, 2010-2013).

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Amy Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Vice President (2006)	Managing Director and Global Head of Operations, Columbia Management Investment Advisers, LLC since April 2016 (previously Managing Director and Chief Operating Officer, 2010-2016).
Lyn Kephart-Strong 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1960	Vice President (2015)	President, Columbia Management Investment Services Corp. since October 2014; Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.
Ryan C. Larrenaga 225 Franklin Street Boston, MA 02110 Born 1970	Vice President and Secretary (2015)	Vice President and Group Counsel, Ameriprise Financial, Inc. since August 2011; officer of Columbia Funds and affiliated funds since 2005.

Annual Report 2016

COLUMBIA ETF TRUST I

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF (each, a Fund and collectively, the ETFs). Under an investment management services agreement (the IMS Agreement), Columbia Threadneedle provides investment advice and other services to each Fund and other funds in the Columbia Fund family (collectively, the Funds).

At the April 18-20, 2016 in-person meeting of the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered approval of the IMS Agreement. At this meeting, independent legal counsel to the Independent Trustees (Independent Legal Counsel) reviewed with the Independent Trustees various factors relevant to the Board's consideration of the IMS Agreement and the Board's legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it received at the meeting and at its March 2, 2016 meeting (March Meeting) in connection with its evaluation of the services proposed to be provided by Columbia Threadneedle. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to approve the IMS Agreement. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Nature, Extent and Quality of Services Proposed to be Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel, including the firm's experience with the existing ETFs as well as other passively managed funds. The Independent Trustees also discussed the compliance program of Columbia Threadneedle, and observed that the program had previously been reviewed by the ETFs' Chief Compliance Officer (CCO) and the Independent Trustees. The Independent Trustees also recalled its review of the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the IMS Agreement.

In connection with the Independent Trustees' evaluation of the overall package of services to be provided by Columbia Threadneedle to ETFs, they considered the oversight of the administrative and transfer agency services to be provided by The Bank of New York Mellon (BNY) (which was previously discussed with respect to its services currently being provided to the existing ETFs). It was observed that management currently oversees the relationship with BNY, as BNY also provides administrative and transfer agency services to the other Columbia ETFs overseen by the Board under substantially identical agreements.

The Independent Trustees also discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed.

Investment Performance

Although the consideration of a fund's investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the ETFs had no performance history. However, the Board observed the positive performance of the ETFs versus various indices in the simulated returns provided in the March Meeting materials. The Independent Trustees also observed the passive nature of the ETFs, the development of the the ETFs' indices, that the objective of each of the ETFs is to seek investment results that, before fees and expenses, closely correspond to the performance of the particular index, and that there will be full disclosure to the market of the composition of the Index and any changes thereto.

Based on the foregoing, and based on other information received (both oral and written), the Trustees concluded that Columbia Threadneedle is in a position to provide a high quality and level of service to the ETFs.

Annual Report 2016

COLUMBIA ETF TRUST I

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with each Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board observed management's discussion of the custom peer universe of Smart Beta ETFs created for each Fund. In considering the proposed level of fees under the IMS Agreement, the Trustees accorded particular weight to the unified/all-inclusive fee structure proposed for each Fund. In this regard, they observed that many of the potential competitors of the ETFs have adopted similar unified/all-inclusive fee structures. The Trustees observed that the proposed fee rate for each Fund is at or below the custom peer universe median expense ratios. It was further observed that any 12b-1 fees to be paid by the ETFs would fall outside the unified fee.

The Trustees considered the expected profitability of Columbia Threadneedle in connection with the ETFs. They noted that the fees to be paid by the ETFs should permit Columbia Threadneedle to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Trustees observed management's representation that it does not expect any profitability to be generated from the ETFs in the first few years of operations. The Trustees recalled the earlier review at the full Board Meeting of Columbia Threadneedle's profitability from other retail Funds and the full Board's conclusion that the profitability levels were reasonable.

Economies of Scale to Be Realized

The Board considered the economies of scale that may be realized by Columbia Threadneedle and its affiliates as the ETFs grow and took note of the extent to which shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management's observation that the ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows. Based on these and other considerations, including that each Fund was newly organized, the Trustees generally concluded that it was premature to consider any economies of scale for the ETFs.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed investment management service fees were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On April 20, 2016, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Annual Report 2016

COLUMBIA ETF TRUST I

IMPORTANT INFORMATION ABOUT THIS REPORT

Proxy Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Annual Report 2016

Columbia ETF Trust I

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

ANN270_10_F01_(12/16)

Item 2. Code of Ethics.

(a)         The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that  Edward J. Boudreau, Pamela G. Carlton, William A. Hawkins, Alison Taunton-Rigby and John Taft, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Boudreau, Ms. Carlton, Mr. Hawkins, Ms. Taunton-Rigby and Mr. Taft are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the three series of the registrant whose reports to stockholders are included in this annual filing.  The three series commenced operations on June 13, 2016.  Fee information is for the fiscal year ended October 31, 2016 only.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2016 and October 31, 2015 are approximately as follows:

2016	2015
$45,500	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  Audit Fees for fiscal year 2016 also include fees for a seed capital audit.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended October 31, 2016 and October 31, 2015 are approximately as follows:

2016	2015
$0	$0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

During the fiscal years ended October 31, 2016 and October 31, 2015, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2016 and October 31, 2015 are approximately as follows:

2016	2015
$0	$0

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended October 31, 2016 and October 31, 2015, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2016 and October 31, 2015 are approximately as follows:

2016	2015
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended October 31, 2016 and October 31, 2015, there were no Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) 100% of the services performed for items (b) through (d) above during 2016 and 2015 were pre-approved by the registrant’s Audit Committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2016 and October 31, 2015 are approximately as follows:

2016	2015
$0	$0

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board’s independent Trustees, Edward J. Boudreau, Pamela G. Carlton, William A. Hawkins, Alison Taunton-Rigby and John Taft are all members of the Audit Committee.

(b) Not Applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2016